INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019
Income Tax Examination [Line Items]
Foreign tax credits	$ 200
State net operating loss carry forwards	7,100
Other U.S. tax net operating loss carry forwards	2,500
Accrued income taxes	1,700		$ 1,400
Accrued interest and penalties related to uncertain tax positions	600	$ 400	$ 900
Decrease in unrecognized tax benefits is reasonably possible	400
State and Local Jurisdiction
Income Tax Examination [Line Items]
Operating loss carryforwards	98,100
Domestic Tax Authority
Income Tax Examination [Line Items]
Operating loss carryforwards	300
Mexican Tax Authority
Income Tax Examination [Line Items]
Operating loss carryforwards	2,900
Luxembourg Inland Revenue
Income Tax Examination [Line Items]
Operating loss carryforwards	4,800
Ministry of Finance, India
Income Tax Examination [Line Items]
Operating loss carryforwards	2,800
State Administration of Taxation, China
Income Tax Examination [Line Items]
Operating loss carryforwards	800
Merisant and Mafco Worldwide
Income Tax Examination [Line Items]
Deferred tax liabilities recorded in connection with business combination	$ 2,900	$ 23,334